Accounts Receivables	6 Months Ended
Jun. 30, 2023
Accounts Receivables [Abstract]
Accounts receivables
5.	Accounts receivables

The following table provides information about contract assets, accounts receivable, deferred revenue and financial liabilities from contracts with customers.

	December 31, 2022	June 30, 2023
	US$’000	US$’000

Accounts receivable	8,902	5,485

Prepayments and other assets

The prepayments and other assets consist of the following:

	December 31, 2022	June 30, 2023
	US$’000	US$’000

Prepayments and other current assets
Prepayment for equipment and related-services	3,237	1,705
Others	1,778	1,779
Total	5,015	3,484

The others mainly include deposits, prepaid consulting service fees and other sundry receivables.